Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
COMPREHENSIVE INCOME	$ 3,257	$ 653
Comprehensive income, attributable to owners of parent	3,232	653
Comprehensive income, attributable to non-controlling interests	25	0
NET EARNINGS	3,179	459
Items that will not be reclassified to net earnings:
Net actuarial gain on defined benefit plans	95	75
Net fair value loss on investments	81	(7)
Items that have been or may be subsequently reclassified to net earnings:
Gain on currency translation of foreign operations	(115)	142
Other	17	(16)
OTHER COMPREHENSIVE INCOME	78	194
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	95	75
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	81	(7)
Gains (losses) on exchange differences on translation, net of tax	(115)	142
Other comprehensive income that have been or may be subsequently reclassified to net earnings as other	17	(16)
Net earnings	$ 3,179	$ 459